Loan Servicing - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Mortgage Servicing Rights Fair Value	$ 9,057,000	$ 9,546,000
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	1,265,000,000	1,326,000,000	1,311,000,000
Serviced sold mortgage loans with recourse	7,000,000	10,700,000
Mortgage loans sold with recourse, reserve	379,000	1,000,000
Mortgage servicing rights, discount rate	10.00%	10.00%
Servicing fees included in other service income	$ 3,500,000	$ 3,600,000	$ 3,600,000
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	5.70%	6.60%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	22.30%	22.50%